UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Aviva Investors

Core Aggregate Fixed Income Fund

September 30, 2011

	Face Amount	Value

MORTGAGE-BACKED SECURITIES — 38.3%
FHLMC
6.500%, 03/01/38	$154,120	$171,457
6.000%, 10/01/37	377,411	414,586
5.000%, 08/01/33	69,675	75,141
5.000%, 07/01/41	73,831	79,473
4.500%, 04/01/25	77,779	82,707
4.500%, 08/01/41	74,897	79,636
4.000%, 05/01/25	97,070	103,099
4.000%, 08/01/41	74,868	78,581
FNMA
6.000%, 10/01/37	40,530	44,554
5.500%, 07/01/40	655,179	711,730
5.500%, 12/01/23	51,939	56,340
5.000%, 08/01/40	425,789	458,845
5.000%, 01/01/40	61,702	66,454
5.000%, 02/01/41	119,494	129,706
5.000%, 09/01/23	94,910	102,097
4.500%, 02/01/41	494,893	525,850
4.500%, 04/01/41	169,293	179,883
4.500%, 03/01/24	141,615	150,856
4.500%, 11/01/40	95,947	101,948
4.000%, 09/01/24	164,305	173,460
4.000%, 11/01/40	96,679	101,492
4.000%, 06/01/41	99,458	104,378
4.000%, 09/01/40	214,657	225,343
3.500%, 09/01/25	87,117	91,130
3.500%, 11/01/25	95,428	99,824
GNMA
5.500%, 12/15/38	154,434	170,811
5.000%, 10/15/40	244,573	268,898
4.500%, 05/20/41	49,363	53,606
4.500%, 02/15/40	95,417	103,858
4.500%, 07/15/40	235,580	256,421
4.000%, 10/15/40	123,774	132,639
4.000%, 01/20/41	48,736	52,235
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl A4
5.335%, 08/12/37 (A)	200,000	217,046
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl AM
6.072%, 04/15/45 (A)	100,000	96,466
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/45	100,000	108,149
Morgan Stanley Capital I, Ser 2005-IQ9, Cl AJ
4.770%, 07/15/56	65,000	60,042

Total Mortgage-Backed Securities (Cost $5,791,310)		5,928,741

CORPORATE BONDS — 24.5%

Aerospace/Defense — 0.3%
BE Aerospace
6.875%, 10/01/20	50,000	52,375

Automotive — 0.2%
Toyota Motor Credit
4.250%, 01/11/21	15,000	16,288
3.400%, 09/15/21	15,000	15,160

		31,448

	Face Amount	Value

Banking — 5.5%
American Express Credit
2.800%, 09/19/16	$25,000	$24,905
Bank of America
5.000%, 05/13/21	50,000	44,690
Bank of New York Mellon
3.550%, 09/23/21	35,000	34,962
Bear Stearns
5.300%, 10/30/15	30,000	32,417
Capital One Financial
4.750%, 07/15/21	40,000	40,144
Citigroup
5.000%, 09/15/14	110,000	107,955
Credit Suisse USA
6.500%, 01/15/12	100,000	101,439
Fifth Third Bancorp
3.625%, 01/25/16	60,000	61,057
Goldman Sachs Group
3.625%, 02/07/16	85,000	82,836
John Deere Capital
3.900%, 07/12/21	25,000	27,040
JPMorgan Chase
5.600%, 07/15/41	45,000	47,181
4.400%, 07/22/20	10,000	10,136
KeyCorp
5.100%, 03/24/21	20,000	20,220
Morgan Stanley
5.500%, 07/28/21	35,000	32,479
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	35,000	50,359
PNC Funding
2.700%, 09/19/16	60,000	60,074
Wachovia
5.750%, 02/01/18	30,000	33,846
Wells Fargo
4.600%, 04/01/21	30,000	32,129

		843,869

Chemicals — 0.6%
Dow Chemical
2.500%, 02/15/16	35,000	34,503
Nova Chemicals
8.625%, 11/01/19	50,000	54,375

		88,878

Construction Machinery — 0.1%
Caterpillar
5.200%, 05/27/41	15,000	17,600

Diversified Manufacturing — 0.3%
Textron
5.600%, 12/01/17	50,000	52,807

Electric — 1.9%
AES
8.000%, 06/01/20	50,000	50,250
Edison International
3.750%, 09/15/17	35,000	35,516
Exelon Generation
5.200%, 10/01/19	25,000	27,029
Pacific Gas & Electric
6.050%, 03/01/34	25,000	29,936
Public Service of Colorado
4.875%, 03/01/13	75,000	79,122
TECO Finance
5.150%, 03/15/20	25,000	27,507

1	The Advisors’ Inner Circle Fund / Quarterly Report / September 30, 2011

Schedule of Investments (Unaudited)

Aviva Investors

Core Aggregate Fixed Income Fund

September 30, 2011

	Face Amount	Value

Electric (continued)
Xcel Energy
4.800%, 09/15/41	$20,000	$21,237
4.700%, 05/15/20	15,000	16,798

		287,395

Food And Beverage — 0.5%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	50,000	65,029
Coca-Cola
3.300%, 09/01/21 (B)	15,000	15,680

		80,709

Gaming — 0.3%
Scientific Games International
9.250%, 06/15/19	50,000	50,625

Health Insurance — 0.6%
Coventry Health Care
5.950%, 03/15/17	50,000	56,094
5.450%, 06/15/21	30,000	32,455

		88,549

Healthcare — 1.0%
CareFusion
6.375%, 08/01/19	15,000	17,970
Covidien International Finance
6.000%, 10/15/17	50,000	59,449
HCA
7.875%, 02/15/20	25,000	26,000
Hospira
6.050%, 03/30/17	45,000	51,961

		155,380

Independent — 0.8%
Anadarko Petroleum
6.950%, 06/15/19	20,000	23,236
EOG Resources
4.100%, 02/01/21	40,000	42,871
Plains Exploration & Production
8.625%, 10/15/19	25,000	27,000
Talisman Energy
7.750%, 06/01/19	25,000	30,751

		123,858

Integrated — 0.5%
Hess
7.875%, 10/01/29	10,000	13,493
Petrobras International Finance
5.375%, 01/27/21	45,000	45,946
Suncor Energy
6.500%, 06/15/38	15,000	17,566

		77,005

Life — 0.8%
Genworth Financial
7.625%, 09/24/21	10,000	8,643
5.750%, 06/15/14	30,000	29,595
Hartford Financial Services Group
4.625%, 07/15/13	50,000	50,848
Prudential Financial
7.375%, 06/15/19	30,000	35,124

		124,210

Lodging — 0.1%
Hyatt Hotels
3.875%, 08/15/16	20,000	19,957

	Face Amount	Value

Media Cable — 0.6%
Comcast
5.850%, 11/15/15	$25,000	$28,385
DIRECTV Holdings
7.625%, 05/15/16	35,000	37,662
Time Warner Cable
4.000%, 09/01/21	15,000	14,699
Walt Disney
2.750%, 08/16/21	15,000	14,855

		95,601

Media Noncable — 0.1%
News America
6.150%, 03/01/37	10,000	10,719

Metals and Mining — 1.8%
ArcelorMittal
9.850%, 06/01/19	15,000	16,616
Consol Energy
8.250%, 04/01/20	50,000	52,875
Freeport-McMoRan Copper
8.375%, 04/01/17	50,000	53,684
Kinross
5.125%, 09/01/21 (B)	25,000	24,848
3.625%, 09/01/16 (B)	20,000	19,780
Rio Tinto Alcan
6.125%, 12/15/33	30,000	35,275
United States Steel
7.375%, 04/01/20	25,000	22,625
Vale Overseas
6.875%, 11/21/36	50,000	54,054

		279,757

Non-Captive Diversified — 1.7%
General Electric Capital
5.450%, 01/15/13	195,000	204,862
5.300%, 02/11/21	50,000	51,966

		256,828

Oil Field Services — 0.1%
Ensco
4.700%, 03/15/21	15,000	15,318

Paper — 0.3%
Boise Paper Holdings
8.000%, 04/01/20	25,000	25,469
International Paper
7.950%, 06/15/18	15,000	17,348

		42,817

Pharmaceuticals — 0.6%
Johnson & Johnson
4.850%, 05/15/41	25,000	29,666
Sanofi-Aventis
1.625%, 03/28/14	30,000	30,519
Watson Pharmaceuticals
6.125%, 08/15/19	30,000	35,476

		95,661

Pipelines — 0.5%
Plains All American Pipeline
8.750%, 05/01/19	15,000	19,171
Williams Partners
6.300%, 04/15/40	50,000	55,530

		74,701

2	The Advisors’ Inner Circle Fund / Quarterly Report / September 30, 2011

Schedule of Investments (Unaudited)

Aviva Investors

Core Aggregate Fixed Income Fund

September 30, 2011

	Face Amount	Value

Property & Casualty — 0.6%
Allstate
6.125%, 05/15/37 (A)	$25,000	$22,563
Marsh & McLennan
4.800%, 07/15/21	20,000	21,009
Progressive
6.700%, 06/15/37 (A)	50,000	49,683

		93,255

Railroads — 0.2%
Union Pacific
4.163%, 07/15/22 (B)	35,000	37,432

Refining — 0.2%
Valero Energy
6.625%, 06/15/37	30,000	32,334

REITS — 0.6%
HCP
6.700%, 01/30/18	35,000	37,867
Hospitality Properties Trust
7.875%, 08/15/14	25,000	27,153
Simon Property Group
5.650%, 02/01/20	25,000	27,461

		92,481

Restaurants — 0.1%
McDonald’s
3.625%, 05/20/21	15,000	16,364

Retailers — 0.8%
CVS Caremark
6.250%, 06/01/27	20,000	24,422
Home Depot
4.400%, 04/01/21	40,000	43,549
Wal-Mart Stores
3.250%, 10/25/20	50,000	51,898

		119,869

Technology — 0.8%
Analog Devices
3.000%, 04/15/16	15,000	15,565
DuPont Fabros Technology
8.500%, 12/15/17	50,000	52,001
Equifax
4.450%, 12/01/14	25,000	26,655
Motorola
6.000%, 11/15/17	25,000	27,710

		121,931

Tobacco — 0.5%
Altria Group
10.200%, 02/06/39	25,000	36,342
Lorillard Tobacco
6.875%, 05/01/20	20,000	22,215
3.500%, 08/04/16	20,000	20,050

		78,607

Wireless — 0.7%
CC Holdings
7.750%, 05/01/17 (B)	45,000	48,149
Nextel Communications
7.375%, 08/01/15	25,000	23,813
Vodafone Group
4.375%, 03/16/21	40,000	43,523

		115,485

	Face Amount	Value

Wirelines — 0.8%
AT&T
2.400%, 08/15/16	$45,000	$45,469
CenturyLink
7.600%, 09/15/39	30,000	27,058
Telefonica Emisiones
5.462%, 02/16/21	15,000	14,269
Verizon Communications
1.950%, 03/28/14	35,000	35,845

		122,641

Total Corporate Bonds (Cost $3,796,982)		3,796,466

U.S. TREASURY OBLIGATIONS — 22.7%
U.S. Treasury Bonds
5.500%, 08/15/28	75,000	104,754
3.750%, 08/15/41	450,000	523,899
U.S. Treasury Notes
2.125%, 08/15/21	275,000	279,900
1.500%, 08/31/18	50,000	50,242
1.000%, 08/31/16	1,250,000	1,253,125
0.500%, 08/15/14	1,075,000	1,077,941
0.375%, 07/31/13	225,000	225,483

Total U.S. Treasury Obligations (Cost $3,508,188)		3,515,344

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.6%
Ally Financial
1.750%, 10/30/12	150,000	152,371
FHLMC
1.750%, 09/10/15	65,000	67,084
1.375%, 02/25/14	550,000	561,804
FNMA
1.250%, 09/28/16	275,000	274,816
0.750%, 02/26/13	125,000	125,672

Total U.S. Government Agency Obligations (Cost $1,171,863)		1,181,747

ASSET-BACKED SECURITIES — 3.6%
CenterPoint Energy Transition Bond, Ser 2008-A, Cl A1
4.192%, 02/01/20	101,861	110,612
Chase Issuance Trust, Ser 2008-A4, Cl A4
4.650%, 03/15/15	100,000	105,804
Citibank Credit Card Issuance Trust, Ser 2003-A10, Cl A10
4.750%, 12/10/15	100,000	108,647
Discover Card Master Trust, Ser 2007-A1, Cl A1
5.650%, 03/16/20	100,000	119,543
World Financial Network Credit Card Master Trust, Ser 2010-A, Cl A
3.960%, 04/15/19	100,000	107,791

Total Asset-Backed Securities (Cost $548,973)		552,397

3	The Advisors’ Inner Circle Fund / Quarterly Report / September 30, 2011

Schedule of Investments (Unaudited)

Aviva Investors

Core Aggregate Fixed Income Fund

September 30, 2011

	Face Amount	Value

SOVEREIGN DEBT — 2.0%
Brazilian Government International Bond
5.625%, 01/07/41	$100,000	$108,250
Mexican Government International Bond
5.625%, 01/15/17	55,000	61,545
Province of Ontario Canada
4.400%, 04/14/20	40,000	45,628
Province of Quebec Canada
4.875%, 05/05/14	50,000	55,100
2.750%, 08/25/21	35,000	34,750

Total Sovereign Debt (Cost $306,794)		305,273

MUNICIPAL BONDS — 0.5%
Los Angeles Community College District, GO
6.750%, 08/01/49	25,000	33,511
Los Angeles Department of Water & Power, RB
6.603%, 07/01/50	10,000	13,322
5.716%, 07/01/39	5,000	5,805
San Francisco City & County Public Utilities Commission, RB
6.950%, 11/01/50	25,000	33,181

Total Municipal Bonds (Cost $68,363)		85,819

CASH EQUIVALENT — 0.3%
Union Bank Institutional Trust III
0.200% (C) (Cost $43,312)	43,312	43,312

Total Investments — 99.5% (Cost $15,235,785) †		$15,409,099

Percentages are based on Net Assets of $15,488,264.

†	At September 30, 2011, the tax basis cost of the Fund’s investments was $15,235,785 and the unrealized appreciation and depreciation were $266,698 and ($93,384), respectively.

(A)	Variable rate security — Rate disclosed is the rate in effect on September 30, 2011.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate shown is the 7-day effective yield as of September 30, 2011.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

REITS — Real Estate Investment Trusts

Ser — Series

As of September 30, 2011, all of the Fund’s investments are classified as Level 2 in accordance with ASC 820.

For the period ending September 30, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2011, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

4	The Advisors’ Inner Circle Fund / Quarterly Report / September 30, 2011

Schedule of Investments (Unaudited)

Aviva Investors Funds

High Yield Bond Fund

September 30, 2011

	Face Amount	Value

CORPORATE BONDS — 94.7%

Aerospace/Defense — 1.8%
BE Aerospace
6.875%, 10/01/20	$125,000	$130,937
Bombardier
7.750%, 03/15/20 (B)	125,000	133,750

		264,687

Automotive — 2.5%
Dana Holding
6.750%, 02/15/21	25,000	23,875
6.500%, 02/15/19	25,000	23,875
Ford Motor Credit
8.125%, 01/15/20	175,000	199,185
Goodyear Tire & Rubber
8.750%, 08/15/20	125,000	129,375

		376,310

Banking — 3.1%
Capital One Capital VI
8.875%, 05/15/40	175,000	178,453
Fifth Third Capital Trust IV
6.500%, 04/15/37 (A)	100,000	95,510
NB Capital Trust IV
8.250%, 04/15/27	200,000	187,000

		460,963

Building Materials — 1.3%
Building Materials Corp of America
6.750%, 05/01/21 (B)	100,000	95,250
Masco
7.125%, 03/15/20	100,000	97,054

		192,304

Chemicals — 3.8%
Huntsman International
8.625%, 03/15/21	100,000	96,250
Lyondell Chemical
11.000%, 05/01/18	125,000	135,625
Nova Chemicals
8.625%, 11/01/19	100,000	108,750
Polypore International
7.500%, 11/15/17	75,000	75,750
Rockwood Specialties Group
7.625%, 11/15/14	50,000	65,564
Vertellus Specialties
9.375%, 10/01/15 (B)	100,000	87,750

		569,689

Construction Machinery — 0.9%
Case New Holland
7.875%, 12/01/17	125,000	133,750

Consumer Cyclical Services — 1.2%
Garda World Security
9.750%, 03/15/17 (B)	100,000	102,500
ServiceMaster
10.750%, 07/15/15 (B)	75,000	76,125

		178,625

Consumer Products — 1.6%
Sealy Mattress
10.875%, 04/15/16 (B)	100,000	106,000
Spectrum Brands Holdings
9.500%, 06/15/18	125,000	133,750

	Face Amount	Value

Consumer Products (continued)

		$239,750

Diversified Manufacturing — 0.7%
CPM Holdings
10.625%, 09/01/14	$100,000	106,500

Electric — 2.1%
AES
8.000%, 06/01/20	125,000	125,625
Calpine
7.875%, 07/31/20 (B)	125,000	121,250
GenOn Energy
9.500%, 10/15/18	75,000	70,875

		317,750

Entertainment — 1.1%
AMC Entertainment
9.750%, 12/01/20	75,000	68,250
Lions Gate Entertainment
10.250%, 11/01/16 (B)	50,000	48,250
WMG Acquisition
11.500%, 10/01/18 (B)	50,000	46,250

		162,750

Environmental — 0.8%
ALBA Group & KG
8.000%, 05/15/18	100,000	122,556

Food And Beverage — 1.9%
Bakkavor Finance 2
8.250%, 02/15/18	100,000	106,791
Blue Merger Sub
7.625%, 02/15/19 (B)	75,000	63,750
R&R Ice Cream
8.375%, 11/15/17	100,000	113,179

		283,720

Gaming — 4.5%
CityCenter Holdings
10.750%, 01/15/17 (B)	79,168	72,241
MGM Resorts International
9.000%, 03/15/20	75,000	78,281
6.625%, 07/15/15	100,000	85,250
Mohegan Tribal Gaming Authority
11.500%, 11/01/17 (B)	75,000	68,625
8.000%, 04/01/12	50,000	33,250
Scientific Games International
9.250%, 06/15/19	100,000	101,250
Seminole Indian Tribe of Florida
7.750%, 10/01/17 (B)	100,000	101,000
Wynn Las Vegas
7.875%, 11/01/17	125,000	131,562

		671,459

Healthcare — 6.3%
Biomet
10.375%, 10/15/17	100,000	103,000
Care UK Health & Social Care
9.750%, 08/01/17	100,000	133,294
Crown Newco 3
7.000%, 02/15/18	100,000	141,089
Fresenius Medical Care US Finance
6.500%, 09/15/18 (B)	50,000	51,000
HCA
7.875%, 02/15/20	75,000	78,000

5	The Advisors’ Inner Circle Fund / Quarterly Report / September 30, 2011

Schedule of Investments (Unaudited)

Aviva Investors Funds

High Yield Bond Fund

September 30, 2011

	Face Amount	Value

Healthcare (continued)
5.750%, 03/15/14	$100,000	$98,000
HCA Holdings
7.750%, 05/15/21 (B)	50,000	47,125
Omnicare
7.750%, 06/01/20	100,000	102,500
Prospect Medical Holdings
12.750%, 07/15/14	125,000	131,875
Surgical Care Affiliates
10.000%, 07/15/17 (B)	50,000	47,750

		933,633

Home Construction — 0.9%
Lennar
6.500%, 04/15/16	150,000	138,750

Independent — 5.6%
Bill Barrett
7.625%, 10/01/19	75,000	73,875
Chesapeake Energy
6.125%, 02/15/21	100,000	101,250
Concho Resources
6.500%, 01/15/22	50,000	49,500
Denbury Resources
8.250%, 02/15/20	175,000	184,625
Linn Energy
7.750%, 02/01/21	175,000	175,875
Petrohawk Energy
7.250%, 08/15/18	75,000	86,062
Plains Exploration & Production
8.625%, 10/15/19	100,000	108,000
6.625%, 05/01/21	50,000	49,313

		828,500

Industrial Other — 1.3%
Thermadyne Holdings
9.000%, 12/15/17	75,000	73,875
Viskase
9.875%, 01/15/18 (B)	125,000	126,875

		200,750

Life — 0.3%
Genworth Financial
6.150%, 11/15/66 (A)	100,000	50,500

Lodging — 1.8%
Felcor Lodging
10.000%, 10/01/14	78,000	81,510
Host Hotels & Resorts
6.000%, 11/01/20	75,000	73,313
Wyndham Worldwide
7.375%, 03/01/20	100,000	111,035

		265,858

Media Cable — 3.6%
Cablevision Systems
8.625%, 09/15/17	100,000	104,625
CCO Holdings
7.000%, 01/15/19	75,000	73,125
DISH DBS
6.750%, 06/01/21 (B)	125,000	120,000
Insight Communications
9.375%, 07/15/18 (B)	100,000	112,500
Musketeer
9.500%, 03/15/21	100,000	120,881

	Face Amount	Value

Media Cable (continued)

		$531,131

Media Noncable — 3.7%
Cengage Learning Holdco
13.750%, 07/15/15 (B)	$120,312	69,179
Clear Channel Communications
10.750%, 08/01/16	75,000	39,188
Clear Channel Worldwide Holdings
9.250%, 12/15/17	100,000	102,000
EH Holding
7.625%, 06/15/21 (B)	75,000	72,562
Intelsat Luxembourg
11.500%, 02/04/17	232,031	200,127
LBI Media
9.250%, 04/15/19 (B)	75,000	62,250

		545,306

Metals and Mining — 5.3%
Arch Coal
7.250%, 06/15/21 (B)	75,000	72,563
7.000%, 06/15/19 (B)	75,000	71,625
Consol Energy
8.250%, 04/01/20	150,000	158,625
Quadra FNX Mining
7.750%, 06/15/19 (B)	50,000	48,625
Steel Dynamics
7.625%, 03/15/20	75,000	75,281
Thompson Creek Metals
7.375%, 06/01/18 (B)	100,000	90,500
United States Steel
7.375%, 04/01/20	125,000	113,125
Vedanta Resources
9.500%, 07/18/18 (B)	100,000	88,000
Xinergy
9.250%, 05/15/19 (B)	75,000	67,500

		785,844

Non-Captive Consumer — 0.6%
American General Finance
5.850%, 06/01/13	100,000	86,000

Non-Captive Diversified — 2.3%
Ally Financial
7.500%, 09/15/20	150,000	136,313
CIT Group
7.000%, 05/04/15 (B)	100,000	99,375
International Lease Finance
8.250%, 12/15/20	110,000	108,075

		343,763

Oil Field Services — 1.8%
CHC Helicopter
9.250%, 10/15/20 (B)	150,000	128,250
Forbes Energy Services
9.000%, 06/15/19 (B)	75,000	69,750
McJunkin Red Man
9.500%, 12/15/16	75,000	69,000

		267,000

Packaging — 6.1%
AEP Industries
8.250%, 04/15/19	50,000	47,375
Ardagh Packaging Finance
7.375%, 10/15/17	100,000	125,402

6	The Advisors’ Inner Circle Fund / Quarterly Report / September 30, 2011

Schedule of Investments (Unaudited)

Aviva Investors Funds

High Yield Bond Fund

September 30, 2011

	Face Amount	Value

Packaging (continued)
Berry Plastics
9.500%, 05/15/18	$100,000	$85,500
Consol Glass
7.625%, 04/15/14	100,000	127,578
Greif Luxembourg Finance
7.375%, 07/15/21	100,000	126,574
Packaging Dynamics
8.750%, 02/01/16 (B)	140,000	137,900
Pretium Packaging
11.500%, 04/01/16 (B)	75,000	73,875
Reynolds Group Issuer
7.125%, 04/15/19 (B)	125,000	116,875
Sealed Air
8.125%, 09/15/19 (B)	75,000	75,938

		917,017

Paper — 2.8%
Cascades
7.750%, 12/15/17	100,000	95,500
Potlatch
7.500%, 11/01/19	100,000	102,625
Sappi Papier Holding
6.625%, 04/15/18	100,000	109,162
Verso Paper Holdings
11.375%, 08/01/16	75,000	54,750
8.750%, 02/01/19	75,000	52,125

		414,162

Pharmaceuticals — 2.3%
Mylan
7.625%, 07/15/17 (B)	175,000	182,875
6.000%, 11/15/18 (B)	25,000	24,438
Valeant Pharmaceuticals International
6.500%, 07/15/16 (B)	150,000	140,250

		347,563

Pipelines — 1.3%
Energy Transfer Equity
7.500%, 10/15/20	100,000	103,250
Genesis Energy
7.875%, 12/15/18 (B)	100,000	95,500

		198,750

Railroads — 2.1%
Florida East Coast Railway
8.125%, 02/01/17	125,000	121,875
RailAmerica
9.250%, 07/01/17	175,000	190,312

		312,187

REITS — 0.3%
CNL Lifestyle Properties
7.250%, 04/15/19	50,000	43,250

Retailers — 3.6%
Gymboree
9.125%, 12/01/18	150,000	111,750
JC Penney
7.400%, 04/01/37	150,000	139,500
QVC
7.375%, 10/15/20 (B)	150,000	160,500
Rent-A-Center
6.625%, 11/15/20	125,000	120,625

	Face Amount	Value

Retailers (continued)

		$532,375

Technology — 6.6%
CoreLogic
7.250%, 06/01/21 (B)	$80,000	72,200
DuPont Fabros Technology
8.500%, 12/15/17	100,000	104,000
First Data
10.550%, 09/24/15	127,637	106,896
Freescale Semiconductor
10.750%, 08/01/20	49,000	49,245
iGate
9.000%, 05/01/16 (B)	75,000	70,125
Interactive Data
10.250%, 08/01/18	100,000	106,188
Iron Mountain
8.750%, 07/15/18	100,000	102,500
Jabil Circuit
5.625%, 12/15/20	100,000	98,000
MEMC Electronic Materials
7.750%, 04/01/19 (B)	75,000	64,500
Seagate HDD Cayman
6.875%, 05/01/20	75,000	69,375
TransUnion
11.375%, 06/15/18	125,000	136,563

		979,592

Wireless — 3.7%
Cricket Communications
7.750%, 10/15/20	100,000	87,250
Digicel Group
8.875%, 01/15/15 (B)	125,000	119,375
Satmex Escrow
9.500%, 05/15/17 (B)	75,000	73,125
Sprint Capital
6.900%, 05/01/19	150,000	129,000
Vimpel Communications
7.748%, 02/02/21 (B)	75,000	63,090
Wind Acquisition Finance
11.750%, 07/15/17 (B)	100,000	85,500

		557,340

Wirelines — 5.1%
Cincinnati Bell
8.375%, 10/15/20	150,000	139,500
Earthlink
8.875%, 05/15/19 (B)	50,000	44,125
Equinix
8.125%, 03/01/18	100,000	105,750
Frontier Communications
8.500%, 04/15/20	150,000	146,250
Global Crossing UK Finance
10.750%, 12/15/14	100,000	101,500
Level 3 Financing
10.000%, 02/01/18	75,000	72,375
8.750%, 02/15/17	80,000	74,100
Windstream
8.125%, 09/01/18	75,000	75,937

		759,537

7	The Advisors’ Inner Circle Fund / Quarterly Report / September 30, 2011

Schedule of Investments (Unaudited)

Aviva Investors Funds

High Yield Bond Fund

September 30, 2011

	Shares	Value

CORPORATE BONDS (continued) (Cost $15,308,191)		$14,119,621

CASH EQUIVALENT — 2.1%
Union Bank Institutional Trust III
0.200% (C) (Cost $312,628)	312,628	312,628

Total Investments — 96.8% (Cost $15,620,819) †		$14,432,249

A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2011, is as follows:

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
JPMorgan Chase	10/31/11	EUR	697,094	USD	948,414	$14,936
JPMorgan Chase	10/31/11	GBP	364,000	USD	570,204	2,890
JPMorgan Chase	10/31/11	USD	9,537	EUR	7,000	(163)

						$17,663

Percentages are based on Net Assets of $14,916,460.

†	At September 30, 2011, the tax basis cost of the Fund’s investments was $15,620,819 and the unrealized appreciation and depreciation were $25,844 and ($1,214,414), respectively.

(A)	Variable rate security - Rate disclosed is the rate in effect on September 30, 2011.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate shown is the 7-day effective yield as of September 30, 2011.

EUR — Euro

GBP — British Pounds

USD — U.S. Dollar

As of September 30, 2011, all of the Fund’s investments and forward foreign currency contracts are classified as Level 2 in accordance with ASC 820.

For the period ending September 30, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2011, there were no level 3 securities

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

8	The Advisors’ Inner Circle Fund / Quarterly Report / September 30, 2011

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: November 28, 2011

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson Treasurer, Controller & CFO

Date: November 28, 2011